OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of other receivables [Abstract]
Schedule of Other Recevables
	December 31,
	2017	2016

Government authorities	$134	$354
Patent cost reimbursement	337	283
Accrued bank interests	62	110
Prepaid expenses	223	157
Other receivables	101	259

	$857	$1,163